Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Class A Ordinary Shares Common Stock [Member]		Class B Ordinary Shares Common Stock [Member]		Common Stock [Member]	Receivables from Stockholder [Member]	Additional Paid-in Capital [Member]	Statutory reserve	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Retained Earnings, Appropriated [Member]	Total
Balance at Sep. 30, 2024			[1]		[1]	$ 7,296	$ (6,250)	$ 6,617,596	$ 899,731	$ 6,076,018	$ (408,465)	$ 13,185,926	$ 2,884,447		$ 16,070,373
Balance (in Shares) at Sep. 30, 2024			[1]		[1]	15
Re-designation of authorized ordinary shares		$ 7,296	[1]		[1]	$ (7,296)
Re-designation of authorized ordinary shares (in Shares)		15	[1]		[1]	(15)
Net income/(loss)										13,156		13,156	(42,581)		(29,425)
Foreign currency translation adjustment											(251,519)	(251,519)	(72,463)		(323,982)
Balance at Mar. 31, 2025		$ 7,296	[1]		[1]		(6,250)	6,617,596	$ 899,731	6,089,174	(659,984)	12,947,563	2,769,403		15,716,966
Balance (in Shares) at Mar. 31, 2025		15	[1]		[1]
Balance at Sep. 30, 2025		$ 48,000	[1]	$ 3,796	[1]		(6,250)	13,043,402		4,958,991	(608,729)	18,338,941	2,825,790	$ 899,731	21,164,731
Balance (in Shares) at Sep. 30, 2025	[1]	96		8
Public offering proceeds net of listing expenses		$ 8,071,070	[1]		[1]			9,029,901				17,100,971			17,100,971
Registered direct offering proceeds net of listing expenses (in Shares)	[1]	16,142
Additional issuance of ordinary shares for fractional shares shareholders		$ 150	[1]	$ 5	[1]			(155)
Shareholders’ contribution				$ 500,000	[1]							500,000			500,000
Shareholders’ contribution (in Shares)				1,000	[1]
Share capital reduction		$ (8,119,204)	[1]	$ (503,800)	[1]			8,623,004
Net income/(loss)										(3,410,511)		(3,410,511)	(50,703)		(3,461,214)
Acquisition of non-controlling interest of a subsidiary								(2,751,999)				(2,751,999)	(467,240)		(3,219,239)
Foreign currency translation adjustment											346,624	346,624	46,206		392,830
Balance at Mar. 31, 2026		$ 16	[1]	$ 1	[1]		$ (6,250)	$ 27,944,153		$ 1,548,480	$ (262,105)	$ 30,124,026	$ 2,354,053	$ 899,731	$ 32,478,079
Balance (in Shares) at Mar. 31, 2026	[1]	16,238		1,008

[1]	Giving retroactive effect to the 100 to 1 Shares Consolidation on October 21, 2025, 100 to 1 Shares Consolidation on December 29, 2025, and 100 to 1 Shares Consolidation on June 18, 2026.